Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
ANALYTIC SHORT - TERM INCOME FUND (Prospectus Summary) | ANALYTIC SHORT - TERM INCOME FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ANSTX
Aviva Investors Core Aggregate Fixed Income Fund (First Prospectus Summary) | Aviva Investors Core Aggregate Fixed Income Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AICQX
Aviva Investors Core Aggregate Fixed Income Fund (Second Prospectus Summary) | Aviva Investors Core Aggregate Fixed Income Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AICVX
Aviva Investors High Yield Bond Fund (First Prospectus Summary) | Aviva Investors High Yield Bond Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIHQX
Aviva Investors High Yield Bond Fund (Second Prospectus Summary) | Aviva Investors High Yield Bond Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AIHVX
USFS Funds Limited Duration Government Fund (Prospectus Summary) | USFS Funds Limited Duration Government Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USLDX
USFS Funds Tactical Asset Allocation Fund (Prospectus Summary) | USFS Funds Tactical Asset Allocation Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	USFSX

ANALYTIC SHORT - TERM INCOME FUND (Prospectus Summary) | ANALYTIC SHORT - TERM INCOME FUND
ANALYTIC SHORT-TERM INCOME FUND
INVESTMENT OBJECTIVE
The Analytic Short-Term Income Fund (the "Fund") seeks to provide a high level of income consistent with both low fluctuations in market value and low credit risk.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	ANALYTIC SHORT - TERM INCOME FUND Institutional Class Shares
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than ten days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		ANALYTIC SHORT - TERM INCOME FUND Institutional Class Shares
Management Fee		0.30%
Other Expenses		1.63%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.94%
[1]	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly as a result of investments in other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
ANALYTIC SHORT - TERM INCOME FUND Institutional Class Shares	197	609	1,047	2,264

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
The Fund invests primarily (at least 80% of its net assets) in income-producing
U.S. government securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest the remainder of its assets in investment-grade debt securities. The Fund may also utilize options that provide exposure to the credit risk associated with debt securities. The Fund expects its dollar weighted average maturity to be two years and to invest in debt securities with weighted average maturities of three years or less.

The Adviser seeks to construct the Fund to be similar to its benchmark, the
Merrill Lynch 1-3 Year U.S. Corporate/Government Index, with respect to duration, maturity and quality. In addition, the Adviser tries to add value over the benchmark by using a disciplined quantitative, computer-driven approach to forecast short-term interest rates and shifts in the yield curve of
U.S. Treasury securities.

A debt security is an interest bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (the date when the issuer must repay the amount it borrowed (principal) from investors).

An investment grade debt security is one that a nationally recognized statistical rating agency, such as Moody's Investors Service or Standard &
Poor's Rating Group, has rated in its top four rating categories at the time of purchase. If a security is not rated or is rated under a different system, the
Adviser may determine that it is of investment grade. The Adviser may retain securities that are downgraded if it believes that keeping those securities is warranted.

The Fund intends to use options to gain exposure to the credit risk associated with corporate bonds. For example, the Adviser believes that corporate bond exposure can be replicated by owning a risk-free Treasury bond and selling a put option (a "short put"). This combination of holding a Treasury bond and selling a put is called a synthetic corporate bond. If a short put is written on an index, the synthetic corporate bond position represents a portfolio of corporate bonds with effective corporate bond exposure to each member of the underlying index. In an index short put, the strike price of the put option relative to the current underlying index level reflects the effective credit risk of the position. For example, a put option with a strike price that is significantly below the current index level represents less credit risk than a put option with a strike price that is near the current index level. The
Adviser seeks to enter into synthetic corporate bond positions that have an effective credit risk of a corporate bond that is rated investment grade.

The Fund also may employ other options strategies in an attempt to increase the
Fund's yield.  For example, a "condor" involves a series of options transactions on the same underlying security or index and with the same maturity date, but different strike prices. Condors consist of short call and put options where exposure created by each short position is limited by the purchase of call and put options ("long" options) at strike prices that are further out-of-the-money than the strike prices of the short options. The maximum dollar loss to the Fund from a condor is established at the time the position is added to the Fund. The maximum loss will be the largest of the difference in strike prices for both the long and short calls and the long and short puts. Condors are also constructed to be nearly market neutral at the time the position is added to the Fund, meaning that the Fund seeks the same profit regardless of market conditions. With condors, the Fund intends to short puts and calls at higher option premiums (the price the buyer pays for the options) than the premiums it pays for the long puts and calls.  Depending on market movements, the Fund could receive the maximum amount of the credit spread (difference between the short and long option premiums); but if not, the
Fund will only sustain a loss to the extent predetermined at the time the position was added to the Fund. The Adviser believes this market neutral strategy will give the Fund the opportunity to profit in a conservative risk controlled fashion.

The Fund may also use futures and forwards contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts and swaps for a variety of purposes, including:

     o    To protect the value of its investments against changes resulting from market conditions;

     o    To reduce transaction costs;

     o    To manage cash flows; or

     o    To enhance returns.

The Adviser also buys and sells futures and options on the Chicago Board
Options Exchange Volatility Index (VIX) using a Tactical Volatility Allocation
("TVA") strategy, which evaluates the current level of VIX relative to historical levels. VIX futures and options are purchased and sold within the
Fund to hedge against adverse changes in market volatility.

The Adviser continuously monitors the Fund's options positions for risk and sector exposures, tracking error, total portfolio expected risk, and position sizes. Option positions are unwound or rolled if any of the foregoing measures are outside predetermined levels established for the Fund. Since options have a monthly expiration cycle, some of the Fund's options will expire every month and new positions will be added if they are attractively priced and meet the guidelines of the Adviser's investment strategy. Buy and sell decisions for the
VIX futures and options are driven by the TVA model.

The Treasury futures are sold as they expire and new positions are established at or near the expiration of existing contracts.

Bonds held by the Fund are monitored for quality, yield and risk. When the
Adviser's multi-factor model recommends a bond's removal from the Fund, the bond will be sold.

PRINCIPAL RISKS OF INVESTING IN THE FUND
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities
(especially those with longer maturities) and the Fund's share price to fall.
Certain debt securities, such as mortgage-backed securities, pools of mortgage loans that are assembled as securities, and asset-backed securities, pools of other types of assets, such as automobile loans or credit card receivables, assembled as securities, are particularly susceptible to interest rate fluctuations. Rising interest rates may cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the
Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3%
for every 1% change in its yield. Thus, the higher the duration, the more volatile the security. The average duration of the Fund will normally range from one to three years.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than or after the stated maturity date.  Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. Credit ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer of an investment grade security to pay interest and repay principal.

Derivatives are often more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.  Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.aninvestor.com/investing/mutual-fund.aspx or by calling the Fund at
1-866-777-7818. The Fund acquired the assets and assumed the historical performance of another fund on June 24, 2002. The performance shown in the bar chart and performance table for periods prior to that date represents the performance of a predecessor fund.

During the periods shown in the chart, the highest return for a quarter was
3.18% (quarter ended 09/30/2001) and the lowest return for a quarter was
(3.70%) (quarter ended 09/30/2008).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns ANALYTIC SHORT - TERM INCOME FUND	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class Shares	Return Before Taxes	1.66%	2.78%	3.83%
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	0.97%	1.82%	2.55%
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.08%	1.40%	2.44%
BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index	BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index (reflects no deduction for fees, expenses, or taxes)	2.82%	4.49%	4.27%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
ANALYTIC SHORT - TERM INCOME FUND (Prospectus Summary) | ANALYTIC SHORT - TERM INCOME FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	ANALYTIC SHORT-TERM INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Analytic Short-Term Income Fund (the "Fund") seeks to provide a high level of income consistent with both low fluctuations in market value and low credit risk.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 70% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests primarily (at least 80% of its net assets) in income-producing
U.S. government securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest the remainder of its assets in investment-grade debt securities. The Fund may also utilize options that provide exposure to the credit risk associated with debt securities. The Fund expects its dollar weighted average maturity to be two years and to invest in debt securities with weighted average maturities of three years or less.

The Adviser seeks to construct the Fund to be similar to its benchmark, the
Merrill Lynch 1-3 Year U.S. Corporate/Government Index, with respect to duration, maturity and quality. In addition, the Adviser tries to add value over the benchmark by using a disciplined quantitative, computer-driven approach to forecast short-term interest rates and shifts in the yield curve of
U.S. Treasury securities.

A debt security is an interest bearing security that corporations and governments use to borrow money from investors. The issuer of a debt security promises to pay interest at a stated rate, which may be variable or fixed, and to repay the amount borrowed at maturity (the date when the issuer must repay the amount it borrowed (principal) from investors).

An investment grade debt security is one that a nationally recognized statistical rating agency, such as Moody's Investors Service or Standard &
Poor's Rating Group, has rated in its top four rating categories at the time of purchase. If a security is not rated or is rated under a different system, the
Adviser may determine that it is of investment grade. The Adviser may retain securities that are downgraded if it believes that keeping those securities is warranted.

The Fund intends to use options to gain exposure to the credit risk associated with corporate bonds. For example, the Adviser believes that corporate bond exposure can be replicated by owning a risk-free Treasury bond and selling a put option (a "short put"). This combination of holding a Treasury bond and selling a put is called a synthetic corporate bond. If a short put is written on an index, the synthetic corporate bond position represents a portfolio of corporate bonds with effective corporate bond exposure to each member of the underlying index. In an index short put, the strike price of the put option relative to the current underlying index level reflects the effective credit risk of the position. For example, a put option with a strike price that is significantly below the current index level represents less credit risk than a put option with a strike price that is near the current index level. The
Adviser seeks to enter into synthetic corporate bond positions that have an effective credit risk of a corporate bond that is rated investment grade.

The Fund also may employ other options strategies in an attempt to increase the
Fund's yield.  For example, a "condor" involves a series of options transactions on the same underlying security or index and with the same maturity date, but different strike prices. Condors consist of short call and put options where exposure created by each short position is limited by the purchase of call and put options ("long" options) at strike prices that are further out-of-the-money than the strike prices of the short options. The maximum dollar loss to the Fund from a condor is established at the time the position is added to the Fund. The maximum loss will be the largest of the difference in strike prices for both the long and short calls and the long and short puts. Condors are also constructed to be nearly market neutral at the time the position is added to the Fund, meaning that the Fund seeks the same profit regardless of market conditions. With condors, the Fund intends to short puts and calls at higher option premiums (the price the buyer pays for the options) than the premiums it pays for the long puts and calls.  Depending on market movements, the Fund could receive the maximum amount of the credit spread (difference between the short and long option premiums); but if not, the
Fund will only sustain a loss to the extent predetermined at the time the position was added to the Fund. The Adviser believes this market neutral strategy will give the Fund the opportunity to profit in a conservative risk controlled fashion.

The Fund may also use futures and forwards contracts, which are agreements that enable an investor to buy or sell an asset at an agreed upon price in the future, and options on futures contracts and swaps for a variety of purposes, including:

     o    To protect the value of its investments against changes resulting from market conditions;

     o    To reduce transaction costs;

     o    To manage cash flows; or

     o    To enhance returns.

The Adviser also buys and sells futures and options on the Chicago Board
Options Exchange Volatility Index (VIX) using a Tactical Volatility Allocation
("TVA") strategy, which evaluates the current level of VIX relative to historical levels. VIX futures and options are purchased and sold within the
Fund to hedge against adverse changes in market volatility.

The Adviser continuously monitors the Fund's options positions for risk and sector exposures, tracking error, total portfolio expected risk, and position sizes. Option positions are unwound or rolled if any of the foregoing measures are outside predetermined levels established for the Fund. Since options have a monthly expiration cycle, some of the Fund's options will expire every month and new positions will be added if they are attractively priced and meet the guidelines of the Adviser's investment strategy. Buy and sell decisions for the
VIX futures and options are driven by the TVA model.

The Treasury futures are sold as they expire and new positions are established at or near the expiration of existing contracts.

Bonds held by the Fund are monitored for quality, yield and risk. When the
Adviser's multi-factor model recommends a bond's removal from the Fund, the bond will be sold.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

As with most funds that invest in debt securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of debt securities
(especially those with longer maturities) and the Fund's share price to fall.
Certain debt securities, such as mortgage-backed securities, pools of mortgage loans that are assembled as securities, and asset-backed securities, pools of other types of assets, such as automobile loans or credit card receivables, assembled as securities, are particularly susceptible to interest rate fluctuations. Rising interest rates may cause investors to pay off mortgage-backed and asset-backed securities later than anticipated, forcing the
Fund to keep its money invested at lower rates. Falling interest rates, however, generally cause investors to pay off mortgage-backed and asset-backed securities earlier than expected, forcing the Fund to reinvest the money at a lower interest rate.

The concept of duration is useful in assessing the sensitivity of a fixed-income fund to interest rate movements, which are the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of three years means the price of a debt security will change about 3%
for every 1% change in its yield. Thus, the higher the duration, the more volatile the security. The average duration of the Fund will normally range from one to three years.

Debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some debt securities, known as callable bonds, may repay the principal earlier than or after the stated maturity date.  Debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate. Mutual funds that invest in debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each debt security held by the mutual fund, with the maturity of each security weighted by the percentage of the assets of the mutual fund it represents.

The credit rating or financial condition of an issuer may affect the value of a debt security. Generally, the lower the quality rating of a security, the greater the risk that the issuer will fail to pay interest fully and return principal in a timely manner. Credit ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment grade security is more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer of an investment grade security to pay interest and repay principal.

Derivatives are often more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives are often more volatile than other investments and the Fund may lose more in a derivative than it originally invested in it.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.  Of course, the Fund's past performance (before and after taxes)
does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at
www.aninvestor.com/investing/mutual-fund.aspx or by calling the Fund at
1-866-777-7818. The Fund acquired the assets and assumed the historical performance of another fund on June 24, 2002. The performance shown in the bar chart and performance table for periods prior to that date represents the performance of a predecessor fund.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-866-777-7818
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.aninvestor.com/investing/mutual-fund.aspx
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the chart, the highest return for a quarter was
3.18% (quarter ended 09/30/2001) and the lowest return for a quarter was
(3.70%) (quarter ended 09/30/2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
ANALYTIC SHORT - TERM INCOME FUND (Prospectus Summary) | ANALYTIC SHORT - TERM INCOME FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.18%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.70%)
ANALYTIC SHORT - TERM INCOME FUND | BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year U.S. Corporate/Government Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.49%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.27%
ANALYTIC SHORT - TERM INCOME FUND | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than ten days)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fee	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	1.63%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.94%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	197
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,264
Annual Return 2001	rr_AnnualReturn2001	7.02%
Annual Return 2002	rr_AnnualReturn2002	6.39%
Annual Return 2003	rr_AnnualReturn2003	5.76%
Annual Return 2004	rr_AnnualReturn2004	2.12%
Annual Return 2005	rr_AnnualReturn2005	3.20%
Annual Return 2006	rr_AnnualReturn2006	4.70%
Annual Return 2007	rr_AnnualReturn2007	6.18%
Annual Return 2008	rr_AnnualReturn2008	(3.47%)
Annual Return 2009	rr_AnnualReturn2009	5.14%
Annual Return 2010	rr_AnnualReturn2010	1.66%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.83%
ANALYTIC SHORT - TERM INCOME FUND | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.97%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.82%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.55%
ANALYTIC SHORT - TERM INCOME FUND | Institutional Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.44%

[1]	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly as a result of investments in other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.

Aviva Investors Core Aggregate Fixed Income Fund (First Prospectus Summary) | Aviva Investors Core Aggregate Fixed Income Fund
AVIVA INVESTORS CORE AGGREGATE FIXED INCOME FUND
INVESTMENT OBJECTIVE
The Aviva Investors Core Aggregate Fixed Income Fund (the "Fund") seeks to provide total return that exceeds the total return of the broad U.S. dollar denominated investment grade bond market.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Aviva Investors Core Aggregate Fixed Income Fund Institutional Class Shares
Management Fees		0.30%
Other Expenses	[1]	0.68%
Total Annual Fund Operating Expenses		0.98%
Less Fee Reductions and/or Expense Reimbursements		(0.48%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[2]	0.50%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements for Institutional Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.50% of the Fund's Institutional Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Aviva Investors Core Aggregate Fixed Income Fund Institutional Class Shares	51	264

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations
(October 6, 2010) through the end of its most recent fiscal year, the Fund's portfolio turnover was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's assets will be invested primarily in the types of fixed income securities included in the Barclays
Capital U.S. Aggregate Bond Index (the "Index").  The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.

The Fund's portfolio generally consists of 150-250 fixed income securities with no more than 2% of Fund assets invested in securities of an individual issuer
(excluding Treasuries, agency securities and mortgage-backed securities issued by government-sponsored enterprises). Although the Fund will not concentrate its investments in any one particular industry, at times, the Fund may invest more than 25% of its assets in mortgage-backed securities issued by government sponsored enterprises such as the Government National Mortgage Association
("Ginnie Mae"), The Federal National Mortgage Association ("Fannie Mae"), or
the Federal Home Loan Mortgage Corporation ("Freddie Mac").

The Adviser actively manages the duration of the Fund and purchases securities such that the weighted average duration of the Fund's portfolio typically ranges within plus or minus six months of the Index duration.  Duration is a measure of a bond price's sensitivity to a given change in interest rates.
Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. As of March 31, 2011, the Index's duration was 5.01 years.

The Adviser may utilize derivatives to manage risk or position the Fund's portfolio relative to the benchmark. Excluding cash, the Fund may invest up to
10% of its net assets in debt securities from asset classes not included in the
Index. These securities are primarily investment grade nonagency issued mortgage back securities or corporate bonds rated below investment grade
(commonly known as "high yield" or "junk" bonds). In addition, the Fund may hold up to 5% of its portfolio in cash.

The Adviser seeks to produce consistent performance without assuming what the
Adviser considers to be undue risk by following an investment process that involves in-depth analysis and on-going risk management. In selecting securities for the Fund, the Adviser seeks to identify, price and manage risk through a disciplined risk management framework. The Adviser utilizes a bottom-up evaluation process that relies on both qualitative analysis and quantitative modeling designed to take advantage of perceived valuation inefficiencies in the markets for the Fund's investments.

The Adviser forms exit strategies for each security prior to investment. The
Adviser will typically plan to exit a position when it believes that the security does not provide further excess return potential. The Adviser believes that a constant re-evaluation of its original investment rationale in the context of this exit strategy provides the discipline to proactively adjust the investment position to harvest gains if the rationale has played out or minimize losses if the rationale is weakening.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated
maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity.
Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK -- Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

HIGH YIELD BOND RISK.  High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk.
In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk. Because the Fund at times may invest more than 25% of its assets in residential mortgage-backed securities issued by government sponsored enterprises, adverse events affecting the mortgage-backed securities market may have a greater impact on the Fund than they would if the Fund did not focus its investments in those securities.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.
Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called
'sub-prime' mortgages.

MORTGAGE PASS-THROUGH SECURITIES RISK. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a "to-be-announced transaction" or "TBA Transaction." A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

U.S. GOVERNMENT SECURITIES RISK. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.
While the U.S. Government provides financial support to such U.S.
Government-sponsored federal agencies, no assurance can be given that the U.S.
Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

DERIVATIVES RISK. The Fund may use derivatives, including credit default swaps, interest rate swaps and futures contracts, to provide economic exposure to certain securities or issuers. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap"
or "floor," respectively). Additionally, interest rate collars involve a party selling a cap and purchasing a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the cost of opening the derivative position.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

PERFORMANCE INFORMATION
The Fund commenced operations on October 6, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Aviva Investors Core Aggregate Fixed Income Fund (First Prospectus Summary) | Aviva Investors Core Aggregate Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AVIVA INVESTORS CORE AGGREGATE FIXED INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aviva Investors Core Aggregate Fixed Income Fund (the "Fund") seeks to provide total return that exceeds the total return of the broad U.S. dollar denominated investment grade bond market.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations
(October 6, 2010) through the end of its most recent fiscal year, the Fund's portfolio turnover was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's assets will be invested primarily in the types of fixed income securities included in the Barclays
Capital U.S. Aggregate Bond Index (the "Index").  The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.

The Fund's portfolio generally consists of 150-250 fixed income securities with no more than 2% of Fund assets invested in securities of an individual issuer
(excluding Treasuries, agency securities and mortgage-backed securities issued by government-sponsored enterprises). Although the Fund will not concentrate its investments in any one particular industry, at times, the Fund may invest more than 25% of its assets in mortgage-backed securities issued by government sponsored enterprises such as the Government National Mortgage Association
("Ginnie Mae"), The Federal National Mortgage Association ("Fannie Mae"), or
the Federal Home Loan Mortgage Corporation ("Freddie Mac").

The Adviser actively manages the duration of the Fund and purchases securities such that the weighted average duration of the Fund's portfolio typically ranges within plus or minus six months of the Index duration.  Duration is a measure of a bond price's sensitivity to a given change in interest rates.
Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. As of March 31, 2011, the Index's duration was 5.01 years.

The Adviser may utilize derivatives to manage risk or position the Fund's portfolio relative to the benchmark. Excluding cash, the Fund may invest up to
10% of its net assets in debt securities from asset classes not included in the
Index. These securities are primarily investment grade nonagency issued mortgage back securities or corporate bonds rated below investment grade
(commonly known as "high yield" or "junk" bonds). In addition, the Fund may hold up to 5% of its portfolio in cash.

The Adviser seeks to produce consistent performance without assuming what the
Adviser considers to be undue risk by following an investment process that involves in-depth analysis and on-going risk management. In selecting securities for the Fund, the Adviser seeks to identify, price and manage risk through a disciplined risk management framework. The Adviser utilizes a bottom-up evaluation process that relies on both qualitative analysis and quantitative modeling designed to take advantage of perceived valuation inefficiencies in the markets for the Fund's investments.

The Adviser forms exit strategies for each security prior to investment. The
Adviser will typically plan to exit a position when it believes that the security does not provide further excess return potential. The Adviser believes that a constant re-evaluation of its original investment rationale in the context of this exit strategy provides the discipline to proactively adjust the investment position to harvest gains if the rationale has played out or minimize losses if the rationale is weakening.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated
maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity.
Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK -- Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

HIGH YIELD BOND RISK.  High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk.
In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk. Because the Fund at times may invest more than 25% of its assets in residential mortgage-backed securities issued by government sponsored enterprises, adverse events affecting the mortgage-backed securities market may have a greater impact on the Fund than they would if the Fund did not focus its investments in those securities.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.
Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called
'sub-prime' mortgages.

MORTGAGE PASS-THROUGH SECURITIES RISK. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a "to-be-announced transaction" or "TBA Transaction." A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

U.S. GOVERNMENT SECURITIES RISK. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.
While the U.S. Government provides financial support to such U.S.
Government-sponsored federal agencies, no assurance can be given that the U.S.
Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

DERIVATIVES RISK. The Fund may use derivatives, including credit default swaps, interest rate swaps and futures contracts, to provide economic exposure to certain securities or issuers. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap"
or "floor," respectively). Additionally, interest rate collars involve a party selling a cap and purchasing a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the cost of opening the derivative position.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on October 6, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Aviva Investors Core Aggregate Fixed Income Fund (First Prospectus Summary) | Aviva Investors Core Aggregate Fixed Income Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Aviva Investors Core Aggregate Fixed Income Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	264

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements for Institutional Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.50% of the Fund's Institutional Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.50% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

Aviva Investors Core Aggregate Fixed Income Fund (Second Prospectus Summary) | Aviva Investors Core Aggregate Fixed Income Fund
AVIVA INVESTORS CORE AGGREGATE FIXED INCOME FUND
INVESTMENT OBJECTIVE
The Aviva Investors Core Aggregate Fixed Income Fund (the "Fund") seeks to provide total return that exceeds the total return of the broad U.S. dollar denominated investment grade bond market.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Investor Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Aviva Investors Core Aggregate Fixed Income Fund Investor Class Shares
Management Fees		0.30%
Distribution (12b-1) Fee		0.25%
Other Expenses	[1]	0.68%
Total Annual Fund Operating Expenses		1.23%
Less Fee Reductions and/or Expense Reimbursements		(0.48%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[2]	0.75%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.75% of the Fund's Investor Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.75% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Aviva Investors Core Aggregate Fixed Income Fund Investor Class Shares	77	343

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations
(October 6, 2010) through the end of its most recent fiscal year, the Fund's portfolio turnover was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's assets will be invested primarily in the types of fixed income securities included in the Barclays
Capital U.S. Aggregate Bond Index (the "Index").  The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.

The Fund's portfolio generally consists of 150-250 fixed income securities with no more than 2% of Fund assets invested in securities of an individual issuer
(excluding Treasuries, agency securities and mortgage-backed securities issued by government-sponsored enterprises). Although the Fund will not concentrate its investments in any one particular industry, at times, the Fund may invest more than 25% of its assets in mortgage-backed securities issued by government sponsored enterprises such as the Government National Mortgage Association
("Ginnie Mae"), The Federal National Mortgage Association ("Fannie Mae"), or
the Federal Home Loan Mortgage Corporation ("Freddie Mac").

The Adviser actively manages the duration of the Fund and purchases securities such that the weighted average duration of the Fund's portfolio typically ranges within plus or minus six months of the Index duration.  Duration is a measure of a bond price's sensitivity to a given change in interest rates.
Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. As of March 31, 2011, the Index's duration was 5.01 years.

The Adviser may utilize derivatives to manage risk or position the Fund's portfolio relative to the benchmark. Excluding cash, the Fund may invest up to
10% of its net assets in debt securities from asset classes not included in the
Index. These securities are primarily investment grade nonagency issued mortgage back securities or corporate bonds rated below investment grade
(commonly known as "high yield" or "junk" bonds). In addition, the Fund may hold up to 5% of its portfolio in cash.

The Adviser seeks to produce consistent performance without assuming what the
Adviser considers to be undue risk by following an investment process that involves in-depth analysis and on-going risk management. In selecting securities for the Fund, the Adviser seeks to identify, price and manage risk through a disciplined risk management framework. The Adviser utilizes a bottom-up evaluation process that relies on both qualitative analysis and quantitative modeling designed to take advantage of perceived valuation inefficiencies in the markets for the Fund's investments.

The Adviser forms exit strategies for each security prior to investment. The
Adviser will typically plan to exit a position when it believes that the security does not provide further excess return potential. The Adviser believes that a constant re-evaluation of its original investment rationale in the context of this exit strategy provides the discipline to proactively adjust the investment position to harvest gains if the rationale has played out or minimize losses if the rationale is weakening.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated
maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity.
Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK -- Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

HIGH YIELD BOND RISK.  High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk.
In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk. Because the Fund at times may invest more than 25% of its assets in residential mortgage-backed securities issued by government sponsored enterprises, adverse events affecting the mortgage-backed securities market may have a greater impact on the Fund than they would if the Fund did not focus its investments in those securities.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.
Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is  because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called
'sub-prime' mortgages.

MORTGAGE PASS-THROUGH SECURITIES RISK. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a "to-be-announced transaction" or "TBA Transaction." A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

U.S. GOVERNMENT SECURITIES RISK. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.
While the U.S. Government provides financial support to such U.S.
Government-sponsored federal agencies, no assurance can be given that the U.S.
Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

DERIVATIVES RISK. The Fund may use derivatives, including credit default swaps, interest rate swaps and futures contracts, to provide economic exposure to certain securities or issuers. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap"
or "floor," respectively). Additionally, interest rate collars involve a party selling a cap and purchasing a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the cost of opening the derivative position.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

PERFORMANCE INFORMATION
The Fund commenced operations on October 6, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Aviva Investors Core Aggregate Fixed Income Fund (Second Prospectus Summary) | Aviva Investors Core Aggregate Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AVIVA INVESTORS CORE AGGREGATE FIXED INCOME FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aviva Investors Core Aggregate Fixed Income Fund (the "Fund") seeks to provide total return that exceeds the total return of the broad U.S. dollar denominated investment grade bond market.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Investor Class Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations
(October 6, 2010) through the end of its most recent fiscal year, the Fund's portfolio turnover was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its net assets in fixed income securities. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's assets will be invested primarily in the types of fixed income securities included in the Barclays
Capital U.S. Aggregate Bond Index (the "Index").  The Index is designed to measure the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States.

The Fund's portfolio generally consists of 150-250 fixed income securities with no more than 2% of Fund assets invested in securities of an individual issuer
(excluding Treasuries, agency securities and mortgage-backed securities issued by government-sponsored enterprises). Although the Fund will not concentrate its investments in any one particular industry, at times, the Fund may invest more than 25% of its assets in mortgage-backed securities issued by government sponsored enterprises such as the Government National Mortgage Association
("Ginnie Mae"), The Federal National Mortgage Association ("Fannie Mae"), or
the Federal Home Loan Mortgage Corporation ("Freddie Mac").

The Adviser actively manages the duration of the Fund and purchases securities such that the weighted average duration of the Fund's portfolio typically ranges within plus or minus six months of the Index duration.  Duration is a measure of a bond price's sensitivity to a given change in interest rates.
Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. For example, the price of a bond with a duration of three years would be expected to fall approximately 3% if rates were to rise by one percentage point. As of March 31, 2011, the Index's duration was 5.01 years.

The Adviser may utilize derivatives to manage risk or position the Fund's portfolio relative to the benchmark. Excluding cash, the Fund may invest up to
10% of its net assets in debt securities from asset classes not included in the
Index. These securities are primarily investment grade nonagency issued mortgage back securities or corporate bonds rated below investment grade
(commonly known as "high yield" or "junk" bonds). In addition, the Fund may hold up to 5% of its portfolio in cash.

The Adviser seeks to produce consistent performance without assuming what the
Adviser considers to be undue risk by following an investment process that involves in-depth analysis and on-going risk management. In selecting securities for the Fund, the Adviser seeks to identify, price and manage risk through a disciplined risk management framework. The Adviser utilizes a bottom-up evaluation process that relies on both qualitative analysis and quantitative modeling designed to take advantage of perceived valuation inefficiencies in the markets for the Fund's investments.

The Adviser forms exit strategies for each security prior to investment. The
Adviser will typically plan to exit a position when it believes that the security does not provide further excess return potential. The Adviser believes that a constant re-evaluation of its original investment rationale in the context of this exit strategy provides the discipline to proactively adjust the investment position to harvest gains if the rationale has played out or minimize losses if the rationale is weakening.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated
maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity.
Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK -- Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

HIGH YIELD BOND RISK.  High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk.
In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk. Because the Fund at times may invest more than 25% of its assets in residential mortgage-backed securities issued by government sponsored enterprises, adverse events affecting the mortgage-backed securities market may have a greater impact on the Fund than they would if the Fund did not focus its investments in those securities.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables.
Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is  because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called
'sub-prime' mortgages.

MORTGAGE PASS-THROUGH SECURITIES RISK. Most transactions in mortgage pass-through securities occur through standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement, referred to as a "to-be-announced transaction" or "TBA Transaction." A TBA Transaction is a method of trading mortgage-backed securities. In a TBA Transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA Transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA Transaction.

U.S. GOVERNMENT SECURITIES RISK. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.
While the U.S. Government provides financial support to such U.S.
Government-sponsored federal agencies, no assurance can be given that the U.S.
Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

DERIVATIVES RISK. The Fund may use derivatives, including credit default swaps, interest rate swaps and futures contracts, to provide economic exposure to certain securities or issuers. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities. Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon) value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Interest rate swaps involve one party, in return for a premium, agreeing to make payments to another party to the extent that interest rates exceed or fall below a specified rate (a "cap"
or "floor," respectively). Additionally, interest rate collars involve a party selling a cap and purchasing a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.
Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the cost of opening the derivative position.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on October 6, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Aviva Investors Core Aggregate Fixed Income Fund (Second Prospectus Summary) | Aviva Investors Core Aggregate Fixed Income Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Aviva Investors Core Aggregate Fixed Income Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.30%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.68%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.48%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.75%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	77
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	343

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.75% of the Fund's Investor Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.75% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

Aviva Investors High Yield Bond Fund (First Prospectus Summary) | Aviva Investors High Yield Bond Fund
AVIVA INVESTORS HIGH YIELD BOND FUND
INVESTMENT OBJECTIVE
The Aviva Investors High Yield Bond Fund (the "Fund") seeks to produce a high total return through high income and capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Aviva Investors High Yield Bond Fund Institutional Class Shares
Management Fees		0.50%
Other Expenses	[1]	0.70%
Total Annual Fund Operating Expenses		1.20%
Less Fee Reductions and/or Expense Reimbursements		(0.60%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[2]	0.60%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.75% of the Fund's Investor Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.75% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Aviva Investors High Yield Bond Fund Institutional Class Shares	61	321

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations
(October 18, 2010) through the end of its most recent fiscal year, the Fund's portfolio turnover was 4% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its objective, the Fund invests primarily in high yield bonds issued by U.S. and foreign companies. Under normal circumstances, the
Fund invests at least 80% of its net assets in high yield bonds and related instruments described below. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.  High yield bonds, also referred to as "junk" bonds, are generally rated below BBB- by Standard & Poor's Ratings
Services or Baa3 by Moody's Investor Service at the time of purchase by independent rating agencies or are unrated but judged to be of comparable quality by Aviva Investors North America, Inc. (the "Adviser"). As an
alternative to investing directly in particular securities, the Fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The Fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the Fund's 80% test described above.

In order to achieve the Fund's objective, the Adviser seeks to achieve yields as high as possible while concurrently minimizing risk. While high yield bonds in general are highly speculative, the Adviser intends to minimize risk by investing Fund assets primarily in higher rated (B or higher) high yield bonds, but may at times opportunistically invest in lower rated (CCC or lower) bonds.
To further reduce risk, the Fund may use derivatives for hedging purposes. The
Fund's portfolio is largely U.S. dollar denominated, although up to 30% of the
Fund's portfolio may be invested in high yield bonds denominated in Euros or
Sterling. In an attempt to reduce currency risk associated with non-U.S. dollar denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. There is no limit on investments in securities of foreign issuers.

The Adviser's portfolio construction process begins by defining the classes of securities the Fund's portfolio will and will not include, as well as industry and issuer diversification parameters. For example, the Fund is required to exclude equities, emerging market debt, structured debt such as mortgage-backed or asset-backed securities, and unhedged currency. In selecting securities for the Fund's portfolio, the Adviser focuses on four main sources of returns:
quality, industry allocation, security selection and hedged non-dollar bonds.
Fundamental security analysis is the cornerstone of the Adviser's investment process. When making investment decisions, the Adviser relies on its stringent, fundamental analysis, including free cash flow and balance sheet modeling, scenario testing, capital structure review and covenant evaluation. An original investment thesis, the rationale for the security to provide excess return, is established before purchase and frequently monitored. The Adviser focuses on seeking to protect the Fund against loss by consistently monitoring the portfolio and adhering to a strict sell discipline. The Adviser may sell a security when it determines the security no longer provides sufficient returns, the Adviser's original investment rationale is no longer valid, or when the security reaches a specified value determined at the time of purchase.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

HIGH YIELD BOND RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-rated high yield bonds (CCC, CC, or C) are subject to a greater degree of credit risk than higher-rated high yield bonds and may be near default. High yield bonds rated D are in default.
Market developments and the financial and business conditions of the corporation issuing these securities generally influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated
maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity.
Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the
United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. In an attempt to reduce currency risk associated with non-U.S. denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

DERIVATIVES RISK. The Fund may use derivatives, including credit default swaps and futures contracts, to provide economic exposure to certain securities or issuers. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities.
Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon)
value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the original cost of opening the derivative position.

PERFORMANCE INFORMATION
The Fund commenced operations on October 18, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Aviva Investors High Yield Bond Fund (First Prospectus Summary) | Aviva Investors High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AVIVA INVESTORS HIGH YIELD BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aviva Investors High Yield Bond Fund (the "Fund") seeks to produce a high total return through high income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Class Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations
(October 18, 2010) through the end of its most recent fiscal year, the Fund's portfolio turnover was 4% of the average value of its portfolio.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In seeking to achieve its objective, the Fund invests primarily in high yield bonds issued by U.S. and foreign companies. Under normal circumstances, the
Fund invests at least 80% of its net assets in high yield bonds and related instruments described below. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.  High yield bonds, also referred to as "junk" bonds, are generally rated below BBB- by Standard & Poor's Ratings
Services or Baa3 by Moody's Investor Service at the time of purchase by independent rating agencies or are unrated but judged to be of comparable quality by Aviva Investors North America, Inc. (the "Adviser"). As an
alternative to investing directly in particular securities, the Fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The Fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the Fund's 80% test described above.

In order to achieve the Fund's objective, the Adviser seeks to achieve yields as high as possible while concurrently minimizing risk. While high yield bonds in general are highly speculative, the Adviser intends to minimize risk by investing Fund assets primarily in higher rated (B or higher) high yield bonds, but may at times opportunistically invest in lower rated (CCC or lower) bonds.
To further reduce risk, the Fund may use derivatives for hedging purposes. The
Fund's portfolio is largely U.S. dollar denominated, although up to 30% of the
Fund's portfolio may be invested in high yield bonds denominated in Euros or
Sterling. In an attempt to reduce currency risk associated with non-U.S. dollar denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. There is no limit on investments in securities of foreign issuers.

The Adviser's portfolio construction process begins by defining the classes of securities the Fund's portfolio will and will not include, as well as industry and issuer diversification parameters. For example, the Fund is required to exclude equities, emerging market debt, structured debt such as mortgage-backed or asset-backed securities, and unhedged currency. In selecting securities for the Fund's portfolio, the Adviser focuses on four main sources of returns:
quality, industry allocation, security selection and hedged non-dollar bonds.
Fundamental security analysis is the cornerstone of the Adviser's investment process. When making investment decisions, the Adviser relies on its stringent, fundamental analysis, including free cash flow and balance sheet modeling, scenario testing, capital structure review and covenant evaluation. An original investment thesis, the rationale for the security to provide excess return, is established before purchase and frequently monitored. The Adviser focuses on seeking to protect the Fund against loss by consistently monitoring the portfolio and adhering to a strict sell discipline. The Adviser may sell a security when it determines the security no longer provides sufficient returns, the Adviser's original investment rationale is no longer valid, or when the security reaches a specified value determined at the time of purchase.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

HIGH YIELD BOND RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-rated high yield bonds (CCC, CC, or C) are subject to a greater degree of credit risk than higher-rated high yield bonds and may be near default. High yield bonds rated D are in default.
Market developments and the financial and business conditions of the corporation issuing these securities generally influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated
maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity.
Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the
United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. In an attempt to reduce currency risk associated with non-U.S. denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

DERIVATIVES RISK. The Fund may use derivatives, including credit default swaps and futures contracts, to provide economic exposure to certain securities or issuers. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities.
Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon)
value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the original cost of opening the derivative position.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on October 18, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Aviva Investors High Yield Bond Fund (First Prospectus Summary) | Aviva Investors High Yield Bond Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Aviva Investors High Yield Bond Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.60%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	61
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	321

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.75% of the Fund's Investor Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.75% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

Aviva Investors High Yield Bond Fund (Second Prospectus Summary) | Aviva Investors High Yield Bond Fund
AVIVA INVESTORS HIGH YIELD BOND FUND
INVESTMENT OBJECTIVE
The Aviva Investors High Yield Bond Fund (the "Fund") seeks to produce a high total return through high income and capital appreciation.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Investor Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Aviva Investors High Yield Bond Fund Investor Class Shares
Management Fees		0.50%
Distribution (12b-1) Fee		0.25%
Other Expenses	[1]	0.70%
Total Annual Fund Operating Expenses		1.45%
Less Fee Reductions and/or Expense Reimbursements		(0.60%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	[2]	0.85%
[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.85% of the Fund's Investor Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.85% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Aviva Investors High Yield Bond Fund Investor Class Shares	87	400

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations
(October 18, 2010) through the end of its most recent fiscal year, the Fund's portfolio turnover was 4% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
In seeking to achieve its objective, the Fund invests primarily in high yield bonds issued by U.S. and foreign companies. Under normal circumstances, the
Fund invests at least 80% of its net assets in high yield bonds and related instruments described below. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.  High yield bonds, also referred to as "junk" bonds, are generally rated below BBB- by Standard & Poor's Ratings
Services or Baa3 by Moody's Investor Service at the time of purchase by independent rating agencies or are unrated but judged to be of comparable quality by Aviva Investors North America, Inc. (the "Adviser"). As an
alternative to investing directly in particular securities, the Fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The Fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the Fund's 80% test described above.

In order to achieve the Fund's objective, the Adviser seeks to achieve yields as high as possible while concurrently minimizing risk. While high yield bonds in general are highly speculative, the Adviser intends to minimize risk by investing Fund assets primarily in higher rated (B or higher) high yield bonds, but may at times opportunistically invest in lower rated (CCC or lower) bonds.
To further reduce risk, the Fund may use derivatives for hedging purposes. The
Fund's portfolio is largely U.S. dollar denominated, although up to 30% of the
Fund's portfolio may be invested in high yield bonds denominated in Euros or
Sterling. In an attempt to reduce currency risk associated with non-U.S. dollar denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. There is no limit on investments in securities of foreign issuers.

The Adviser's portfolio construction process begins by defining the classes of securities the Fund's portfolio will and will not include, as well as industry and issuer diversification parameters. For example, the Fund is required to exclude equities, emerging market debt, structured debt such as mortgage-backed or asset-backed securities, and unhedged currency. In selecting securities for the Fund's portfolio, the Adviser focuses on four main sources of returns:
quality, industry allocation, security selection and hedged non-dollar bonds.
Fundamental security analysis is the cornerstone of the Adviser's investment process. When making investment decisions, the Adviser relies on its stringent, fundamental analysis, including free cash flow and balance sheet modeling, scenario testing, capital structure review and covenant evaluation. An original investment thesis, the rationale for the security to provide excess return, is established before purchase and frequently monitored. The Adviser focuses on seeking to protect the Fund against loss by consistently monitoring the portfolio and adhering to a strict sell discipline. The Adviser may sell a security when it determines the security no longer provides sufficient returns, the Adviser's original investment rationale is no longer valid, or when the security reaches a specified value determined at the time of purchase.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

HIGH YIELD BOND RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-rated high yield bonds (CCC, CC, or C) are subject to a greater degree of credit risk than higher-rated high yield bonds and may be near default. High yield bonds rated D are in default.
Market developments and the financial and business conditions of the corporation issuing these securities generally influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated
maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity.
Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the
United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. In an attempt to reduce currency risk associated with non-U.S. denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

DERIVATIVES RISK. The Fund may use derivatives, including credit default swaps and futures contracts, to provide economic exposure to certain securities or issuers. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities.
Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon)
value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the original cost of opening the derivative position.

PERFORMANCE INFORMATION
The Fund commenced operations on October 18, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Aviva Investors High Yield Bond Fund (Second Prospectus Summary) | Aviva Investors High Yield Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AVIVA INVESTORS HIGH YIELD BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Aviva Investors High Yield Bond Fund (the "Fund") seeks to produce a high total return through high income and capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Investor Class Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During the period from the commencement of the Fund's operations
(October 18, 2010) through the end of its most recent fiscal year, the Fund's portfolio turnover was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	4.00%
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including one year of capped expenses in each period) remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
In seeking to achieve its objective, the Fund invests primarily in high yield bonds issued by U.S. and foreign companies. Under normal circumstances, the
Fund invests at least 80% of its net assets in high yield bonds and related instruments described below. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders.  High yield bonds, also referred to as "junk" bonds, are generally rated below BBB- by Standard & Poor's Ratings
Services or Baa3 by Moody's Investor Service at the time of purchase by independent rating agencies or are unrated but judged to be of comparable quality by Aviva Investors North America, Inc. (the "Adviser"). As an
alternative to investing directly in particular securities, the Fund may use instruments such as derivatives, including credit default swaps and futures contracts, and synthetic instruments that are intended to provide economic exposure to the securities or the issuer. The Fund may use one or more types of these instruments without limit. These instruments are taken into account when determining compliance with the Fund's 80% test described above.

In order to achieve the Fund's objective, the Adviser seeks to achieve yields as high as possible while concurrently minimizing risk. While high yield bonds in general are highly speculative, the Adviser intends to minimize risk by investing Fund assets primarily in higher rated (B or higher) high yield bonds, but may at times opportunistically invest in lower rated (CCC or lower) bonds.
To further reduce risk, the Fund may use derivatives for hedging purposes. The
Fund's portfolio is largely U.S. dollar denominated, although up to 30% of the
Fund's portfolio may be invested in high yield bonds denominated in Euros or
Sterling. In an attempt to reduce currency risk associated with non-U.S. dollar denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. There is no limit on investments in securities of foreign issuers.

The Adviser's portfolio construction process begins by defining the classes of securities the Fund's portfolio will and will not include, as well as industry and issuer diversification parameters. For example, the Fund is required to exclude equities, emerging market debt, structured debt such as mortgage-backed or asset-backed securities, and unhedged currency. In selecting securities for the Fund's portfolio, the Adviser focuses on four main sources of returns:
quality, industry allocation, security selection and hedged non-dollar bonds.
Fundamental security analysis is the cornerstone of the Adviser's investment process. When making investment decisions, the Adviser relies on its stringent, fundamental analysis, including free cash flow and balance sheet modeling, scenario testing, capital structure review and covenant evaluation. An original investment thesis, the rationale for the security to provide excess return, is established before purchase and frequently monitored. The Adviser focuses on seeking to protect the Fund against loss by consistently monitoring the portfolio and adhering to a strict sell discipline. The Adviser may sell a security when it determines the security no longer provides sufficient returns, the Adviser's original investment rationale is no longer valid, or when the security reaches a specified value determined at the time of purchase.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT
INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

HIGH YIELD BOND RISK. High yield, or non-investment grade or "junk," bonds are highly speculative securities that are usually issued by smaller, less creditworthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. In particular, lower-rated high yield bonds (CCC, CC, or C) are subject to a greater degree of credit risk than higher-rated high yield bonds and may be near default. High yield bonds rated D are in default.
Market developments and the financial and business conditions of the corporation issuing these securities generally influences their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the non-investment grade bond market may make it more difficult to dispose of non-investment grade bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value non-investment grade bonds accurately.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the rating agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances may weaken the capacity of the issuer to pay interest and repay principal.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are a factor that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield.
For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield.  Thus, the higher duration, the more volatile the security.

Fixed income debt securities have a stated maturity date when the issuer must repay the principal amount of the bond. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated
maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity.
Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the
United States. In addition, investments in securities of foreign issuers are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. In an attempt to reduce currency risk associated with non-U.S. denominated securities, the Fund intends to hedge its foreign currency exposure by entering into forward currency contracts. A forward currency contract involves an obligation to purchase or sell a specific amount of currency at a future date or date range at a specific price, thereby fixing the exchange rate for a specified time in the future.

HEDGING RISK. The Fund may use derivative instruments for hedging purposes.
Hedging through the use of these instruments does not eliminate fluctuations in the underlying prices of the securities that the Fund owns or intends to purchase or sell. While entering into these instruments tends to reduce the risk of loss due to a decline in the value of the hedged asset, such instruments also limit any potential gain that may result from the increase in value of the asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any given time.

DERIVATIVES RISK. The Fund may use derivatives, including credit default swaps and futures contracts, to provide economic exposure to certain securities or issuers. A credit default swap enables the Fund to buy or sell protection against a defined credit event of an issuer or a basket of securities.
Generally, the seller of credit protection against an issuer or basket of securities receives a periodic payment to compensate against potential default events. In contrast, the buyer of a credit default swap would have the right to deliver a referenced debt obligation and receive the par (or other agreed-upon)
value or receive a cash payment in the event of a default or other credit event by the reference issuer, such as a U.S. or foreign corporation, with respect to its debt obligations. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option.

Derivatives may be more volatile than other investments and may magnify the
Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives. Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund enters into. The
Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of its derivative positions.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

The Fund can gain market exposure using derivatives by paying a fraction of the market value of the investments underlying those derivatives. Thus, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Derivatives may be more volatile than other investments and the Fund may lose more in a derivative than the original cost of opening the derivative position.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on October 18, 2010, and therefore does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the
Fund's performance to a broad measure of market performance.

Aviva Investors High Yield Bond Fund (Second Prospectus Summary) | Aviva Investors High Yield Bond Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-04-30
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Aviva Investors High Yield Bond Fund | Investor Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.70%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.45%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)
Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	400

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	Aviva Investors North America, Inc. (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements for Investor Class Shares (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses (collectively, "excluded expenses")) from exceeding 0.85% of the Fund's Investor Class Shares' average daily net assets until April 30, 2012. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.85% to recapture all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This Agreement (i) may be terminated by the Board, for any reason at any time, (ii) may be terminated by the Adviser upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on April 30, 2012, and (iii) will terminate upon termination of the Adviser's investment advisory agreement with the Fund.

USFS Funds Limited Duration Government Fund (Prospectus Summary) | USFS Funds Limited Duration Government Fund
USFS FUNDS LIMITED DURATION GOVERNMENT FUND
INVESTMENT OBJECTIVE
The investment objective of the USFS Funds Limited Duration Government Fund
(the "Fund") is to seek a high level of current income consistent with the preservation of capital.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		USFS Funds Limited Duration Government Fund Institutional Class Shares
Management Fees		0.41%
Other Expenses		0.58%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	1.02%
[1]	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly as a result of investment in other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
USFS Funds Limited Duration Government Fund Institutional Class Shares	104	325	563	1,248

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 647% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Under normal market conditions, the Fund invests at least 80% of its assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises ("GSEs") (collectively "U.S. Government securities"), repurchase agreements collateralized by such securities, and corporate bonds guaranteed by the Federal Deposit Insurance Corporation ("FDIC") under the Temporary
Liquidity Guarantee program as discussed below.

Under the Temporary Liquidity Guarantee program, the FDIC has agreed to guarantee banks' issuance of senior, unsecured debt, usually issued in the form of corporate bonds. However, only the interest and principal of these corporate bonds scheduled for payment before December 31, 2012 will be guaranteed by the
FDIC. The Fund will not invest in corporate bonds unless they are or become irrevocably or permanently guaranteed by the U.S. Government or its instrumentalities, and it will not invest in corporate bonds with stated
maturity dates beyond December 31, 2012. The Fund may invest up to 20% of its assets in corporate bonds that meet these criteria.

Under normal market and interest rate conditions, the Fund seeks to maintain a portfolio with a target average weighted duration between 1 and 3 years.
Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. To achieve the flexible implementation of this target duration range, the Fund does not restrict its minimum or maximum maturity. For example, the Fund may adopt a strategy meant to take advantage of an unusual shape presented by the yield curve known as a
BAR-BELL portfolio structure. This structure would include a large block of money market instruments with short-term maturities and a large block of longer maturity issues that together produce a duration measure that falls within the target duration range of 1 to 3 years. This portfolio structure is potentially useful in a variety of circumstances such as when the yield curve is very steep, or when it may have some other unusual curvature or structure to it.
When these circumstances occur, the longer-maturity investments in the portfolio may produce a near-term higher interest income yield, while simultaneously mitigating the overall potential for interest rate risk by virtue of holding investments with shorter maturities, which are relatively insensitive to a general rise in interest rates.

Pennant Management, Inc. ("Pennant" or "the Adviser"), the Fund's investment adviser, intends to vary the quality, sector and maturity of the eligible securities selected for the Fund based upon the Adviser's analysis of financial market conditions and the outlook for the U.S. economy. The Adviser's view is that interest rates and spreads between bond market sectors are closely tied to the real economy and the supply/demand conditions in the credit markets. By monitoring these variables closely, the Adviser will attempt to adjust duration and bond market sector weightings in order to exploit its convictions regarding the general level of interest rates and spreads between Fund eligible sectors of the bond market. The Adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market by grouping bonds by duration and into sectors such as: money markets, U.S. Treasury securities, U.S.
Government agency and agency mortgage-backed securities, U.S. Government guaranteed asset-backed securities, and other U.S. Government entity guaranteed securities and deposits. Investment selections may be based on fundamental economic, market and other factors that may lead to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective.
Once investment opportunities are identified, the Adviser will shift assets among durations and sectors depending upon perceived supply and demand conditions, changes in relative valuations, credit spreads and upon historical yield or price relationships.

The Fund's investments may include mortgage-backed securities that represent interests in pools of mortgage loans or asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  The
Fund will only invest in mortgage-backed securities issued and/or guaranteed by the Government National Mortgage Association (Ginnie Mae"), the Federal
National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage
Corporation ("FHLMC"). These securities are residential mortgage-backed securities. The Fund will only invest in collateralized mortgage obligations
("CMO's") that are collateralized by GNMA, FNMA and FHLMC pass-throughs, or otherwise collateralized by securities that are guaranteed by an instrumentality of the U.S. Government.  Asset-backed securities, issued pursuant to programs sponsored by U.S. Government agencies or instrumentalities such as the U.S. Small Business Administration and the U.S. Department of
Agriculture, represent interests in specific small business or agricultural loans, or pools of loans. Under these programs, the full faith and credit of the U.S. Government guarantees the principal and interest on the underlying loans; such guarantees being subject to Congressional appropriation that once granted, cannot be revoked.  The Fund will not invest in any asset-backed securities other than those described above.

The Fund may also purchase both existing securities and securities on a when-issued basis. The purchase price and interest rate payable for all securities will be fixed on the date of purchase, and all purchases will be by regular settlement, that is delivery and payment will be made within the time frame the securities industry has established for the purchase of that type of security. The Fund may also purchase money market securities which are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. The Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the FDIC, including certificates of deposit and other time deposits issued by foreign branches of FDIC issued banks. Investments in certificates of deposit and other time deposits are limited to the face value equivalent of the then current limits of FDIC insurance coverage.

The Adviser applies both technical and fundamental analysis in purchase and sale decisions, and in attempting to determine the general overbought or oversold condition of the fixed-income markets. Some of the technical tools utilized to that end are various overbought and oversold oscillators, relative strength measures, stochastics, moving averages, and standard deviation price bands.  When the markets appear to be overbought based upon these and other indicators, the Fund's duration may be shortened through the sale of longer-dated bonds. Conversely, if the market appears oversold, the Fund's duration may be lengthened through the purchase of longer-dated bonds. The Fund also attempts to ride the yield curve down, selling shorter-dated securities as their terms to maturity diminish and their yield levels become unattractive, and replacing them with securities from more attractive yield and term points on the yield curve.  Buy and sell decisions are also influenced by the slope of the yield curve, the general level of interest rates, and the Fund managers'
perception of where in a rising or falling interest rate cycle the fixed-income market appears to reside. Fundamental economic analysis is also utilized in an attempt to determine whether the general direction of interest rates is up or down.

The Fund intends to be eligible for investment by federal savings associations, federal credit unions and certain national banks and therefore, will invest in
U.S. Government securities that are eligible, without limitation, for investment by these institutions. The Fund also intends to be managed to comply with all investment limitations applicable to federal credit unions so as to qualify as an eligible investment for these institutions as well as guidelines prescribed by the Federal Financial Institutions Examination Council ("FFIEC")
applicable to federal savings associations. The FFIEC is a formal interagency board empowered to prescribe uniform principals, standards, and report forms for the federal examination of financial institutions by the Board of Governors of the Federal Reserve System ("FRB"), the Federal Deposit Insurance
Corporation ("FDIC"), the National Credit Union Administration ("NCUA"), the
Office of the Comptroller of the Currency ("OCC") and the Office of Thrift
Supervision ("OTS") and, to make recommendations to promote uniformity in the supervision of financial institutions. The FFIEC, among other things, establishes guidelines for minimum regulatory capital requirements for federal savings associations, including requiring such institutions to maintain a minimum risk-based capital requirement.  Accordingly, the Fund does not intend to make any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC, in order for it to be an eligible investment for federal savings associations.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks.

U.S. GOVERNMENT AGENCY SECURITIES RISK -- Although the Fund's U.S. Government
securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.
Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK -- A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid.
While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.  The cost of the collateral may also be insufficient to cover the principal amount. The Fund will only invest in asset-backed securities that are guaranteed by the U.S. Government as to the timely payment of both principal and interest.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called 'sub-prime' mortgages.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell investments frequently.
Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

RATING AGENCIES RISK -- Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available by calling the Fund at
1-877-299-USFS (8737). The Fund acquired the assets and assumed the historical performance of another fund on December 14, 2009. The performance shown in the bar chart and performance table for periods prior to that date represents the performance of the predecessor fund. The expenses of the predecessor fund were lower than the expenses of the Fund; had the expenses of the Fund been reflected, performance would have been lower.

During the periods shown in the chart, the Fund's highest return for a quarter was 2.15% (quarter ended 03/31/2008) and the lowest return for a quarter was
(0.67%) (quarter ended 12/31/2010).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns USFS Funds Limited Duration Government Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes	1.92%	3.77%	3.28%	Jul 6, 2004
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	1.20%	2.59%	2.18%	Jul 6, 2004
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	1.35%	2.55%	2.17%	Jul 6, 2004
BofA Merrill Lynch 1-3 Year U.S. Treasury Index	BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)	2.35%	4.18%	3.57%	Jul 6, 2004

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
USFS Funds Limited Duration Government Fund (Prospectus Summary) | USFS Funds Limited Duration Government Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	USFS FUNDS LIMITED DURATION GOVERNMENT FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the USFS Funds Limited Duration Government Fund
(the "Fund") is to seek a high level of current income consistent with the preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 647% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	647.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly as a result of investment in other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises ("GSEs") (collectively "U.S. Government securities"), repurchase agreements collateralized by such securities, and corporate bonds guaranteed by the Federal Deposit Insurance Corporation ("FDIC") under the Temporary
Liquidity Guarantee program as discussed below.

Under the Temporary Liquidity Guarantee program, the FDIC has agreed to guarantee banks' issuance of senior, unsecured debt, usually issued in the form of corporate bonds. However, only the interest and principal of these corporate bonds scheduled for payment before December 31, 2012 will be guaranteed by the
FDIC. The Fund will not invest in corporate bonds unless they are or become irrevocably or permanently guaranteed by the U.S. Government or its instrumentalities, and it will not invest in corporate bonds with stated
maturity dates beyond December 31, 2012. The Fund may invest up to 20% of its assets in corporate bonds that meet these criteria.

Under normal market and interest rate conditions, the Fund seeks to maintain a portfolio with a target average weighted duration between 1 and 3 years.
Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. To achieve the flexible implementation of this target duration range, the Fund does not restrict its minimum or maximum maturity. For example, the Fund may adopt a strategy meant to take advantage of an unusual shape presented by the yield curve known as a
BAR-BELL portfolio structure. This structure would include a large block of money market instruments with short-term maturities and a large block of longer maturity issues that together produce a duration measure that falls within the target duration range of 1 to 3 years. This portfolio structure is potentially useful in a variety of circumstances such as when the yield curve is very steep, or when it may have some other unusual curvature or structure to it.
When these circumstances occur, the longer-maturity investments in the portfolio may produce a near-term higher interest income yield, while simultaneously mitigating the overall potential for interest rate risk by virtue of holding investments with shorter maturities, which are relatively insensitive to a general rise in interest rates.

Pennant Management, Inc. ("Pennant" or "the Adviser"), the Fund's investment adviser, intends to vary the quality, sector and maturity of the eligible securities selected for the Fund based upon the Adviser's analysis of financial market conditions and the outlook for the U.S. economy. The Adviser's view is that interest rates and spreads between bond market sectors are closely tied to the real economy and the supply/demand conditions in the credit markets. By monitoring these variables closely, the Adviser will attempt to adjust duration and bond market sector weightings in order to exploit its convictions regarding the general level of interest rates and spreads between Fund eligible sectors of the bond market. The Adviser attempts to identify areas of the bond market that are undervalued relative to the rest of the market by grouping bonds by duration and into sectors such as: money markets, U.S. Treasury securities, U.S.
Government agency and agency mortgage-backed securities, U.S. Government guaranteed asset-backed securities, and other U.S. Government entity guaranteed securities and deposits. Investment selections may be based on fundamental economic, market and other factors that may lead to variation by sector, maturity, quality and other criteria appropriate to meet the Fund's objective.
Once investment opportunities are identified, the Adviser will shift assets among durations and sectors depending upon perceived supply and demand conditions, changes in relative valuations, credit spreads and upon historical yield or price relationships.

The Fund's investments may include mortgage-backed securities that represent interests in pools of mortgage loans or asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.  The
Fund will only invest in mortgage-backed securities issued and/or guaranteed by the Government National Mortgage Association (Ginnie Mae"), the Federal
National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage
Corporation ("FHLMC"). These securities are residential mortgage-backed securities. The Fund will only invest in collateralized mortgage obligations
("CMO's") that are collateralized by GNMA, FNMA and FHLMC pass-throughs, or otherwise collateralized by securities that are guaranteed by an instrumentality of the U.S. Government.  Asset-backed securities, issued pursuant to programs sponsored by U.S. Government agencies or instrumentalities such as the U.S. Small Business Administration and the U.S. Department of
Agriculture, represent interests in specific small business or agricultural loans, or pools of loans. Under these programs, the full faith and credit of the U.S. Government guarantees the principal and interest on the underlying loans; such guarantees being subject to Congressional appropriation that once granted, cannot be revoked.  The Fund will not invest in any asset-backed securities other than those described above.

The Fund may also purchase both existing securities and securities on a when-issued basis. The purchase price and interest rate payable for all securities will be fixed on the date of purchase, and all purchases will be by regular settlement, that is delivery and payment will be made within the time frame the securities industry has established for the purchase of that type of security. The Fund may also purchase money market securities which are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. The Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the FDIC, including certificates of deposit and other time deposits issued by foreign branches of FDIC issued banks. Investments in certificates of deposit and other time deposits are limited to the face value equivalent of the then current limits of FDIC insurance coverage.

The Adviser applies both technical and fundamental analysis in purchase and sale decisions, and in attempting to determine the general overbought or oversold condition of the fixed-income markets. Some of the technical tools utilized to that end are various overbought and oversold oscillators, relative strength measures, stochastics, moving averages, and standard deviation price bands.  When the markets appear to be overbought based upon these and other indicators, the Fund's duration may be shortened through the sale of longer-dated bonds. Conversely, if the market appears oversold, the Fund's duration may be lengthened through the purchase of longer-dated bonds. The Fund also attempts to ride the yield curve down, selling shorter-dated securities as their terms to maturity diminish and their yield levels become unattractive, and replacing them with securities from more attractive yield and term points on the yield curve.  Buy and sell decisions are also influenced by the slope of the yield curve, the general level of interest rates, and the Fund managers'
perception of where in a rising or falling interest rate cycle the fixed-income market appears to reside. Fundamental economic analysis is also utilized in an attempt to determine whether the general direction of interest rates is up or down.

The Fund intends to be eligible for investment by federal savings associations, federal credit unions and certain national banks and therefore, will invest in
U.S. Government securities that are eligible, without limitation, for investment by these institutions. The Fund also intends to be managed to comply with all investment limitations applicable to federal credit unions so as to qualify as an eligible investment for these institutions as well as guidelines prescribed by the Federal Financial Institutions Examination Council ("FFIEC")
applicable to federal savings associations. The FFIEC is a formal interagency board empowered to prescribe uniform principals, standards, and report forms for the federal examination of financial institutions by the Board of Governors of the Federal Reserve System ("FRB"), the Federal Deposit Insurance
Corporation ("FDIC"), the National Credit Union Administration ("NCUA"), the
Office of the Comptroller of the Currency ("OCC") and the Office of Thrift
Supervision ("OTS") and, to make recommendations to promote uniformity in the supervision of financial institutions. The FFIEC, among other things, establishes guidelines for minimum regulatory capital requirements for federal savings associations, including requiring such institutions to maintain a minimum risk-based capital requirement.  Accordingly, the Fund does not intend to make any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC, in order for it to be an eligible investment for federal savings associations.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks.

U.S. GOVERNMENT AGENCY SECURITIES RISK -- Although the Fund's U.S. Government
securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury.
Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK -- A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid.
While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the
Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.  The cost of the collateral may also be insufficient to cover the principal amount. The Fund will only invest in asset-backed securities that are guaranteed by the U.S. Government as to the timely payment of both principal and interest.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called 'sub-prime' mortgages.

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell investments frequently.
Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

RATING AGENCIES RISK -- Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.  Updated performance information is available by calling the Fund at
1-877-299-USFS (8737). The Fund acquired the assets and assumed the historical performance of another fund on December 14, 2009. The performance shown in the bar chart and performance table for periods prior to that date represents the performance of the predecessor fund. The expenses of the predecessor fund were lower than the expenses of the Fund; had the expenses of the Fund been reflected, performance would have been lower.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 and 5 years and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-299-USFS (8737)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course,the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the chart, the Fund's highest return for a quarter was 2.15% (quarter ended 03/31/2008) and the lowest return for a quarter was
(0.67%) (quarter ended 12/31/2010).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
USFS Funds Limited Duration Government Fund (Prospectus Summary) | USFS Funds Limited Duration Government Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.67%)
USFS Funds Limited Duration Government Fund | BofA Merrill Lynch 1-3 Year U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 1-3 Year U.S. Treasury Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.18%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.57%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004
USFS Funds Limited Duration Government Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.41%
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	104
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	325
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	563
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,248
Annual Return 2005	rr_AnnualReturn2005	2.00%
Annual Return 2006	rr_AnnualReturn2006	4.36%
Annual Return 2007	rr_AnnualReturn2007	6.22%
Annual Return 2008	rr_AnnualReturn2008	4.22%
Annual Return 2009	rr_AnnualReturn2009	2.20%
Annual Return 2010	rr_AnnualReturn2010	1.92%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.77%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004
USFS Funds Limited Duration Government Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.18%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004
USFS Funds Limited Duration Government Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.35%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.17%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 6, 2004

[1]	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly as a result of investment in other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.

USFS Funds Tactical Asset Allocation Fund (Prospectus Summary) | USFS Funds Tactical Asset Allocation Fund
USFS FUNDS TACTICAL ASSET ALLOCATION FUND
INVESTMENT OBJECTIVE
The investment objective of the USFS Funds Tactical Asset Allocation Fund (the
"Fund" or the "Tactical Asset Allocation Fund") is to seek to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		USFS Funds Tactical Asset Allocation Fund Institutional Class Shares
Management Fees		0.75%
Other Expenses		0.64%
Acquired Fund Fees and Expenses		0.19%
Total Annual Fund Operating Expenses	[1]	1.58%
[1]	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly as a result of investment in other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
USFS Funds Tactical Asset Allocation Fund Institutional Class Shares	161	499	860	1,878

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 175% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY
Under normal circumstances, the Fund invests in a combination of equity securities and fixed income securities that the Fund's investment adviser,
Pennant Management, Inc. ("Pennant" or the "Adviser"), believes will help the
Fund to achieve its investment objective.  The Fund's equity investments, which normally comprise the majority of the Fund's assets, are primarily domestic securities of all capitalization ranges, although the Fund may invest in
non-U.S. equity securities, including emerging market securities. The Fund may invest up to 50% of its assets in non-US. securities, all of which may be investments in emerging markets securities.

The Fund may invest in fixed income securities of any maturity and of any type, including government, corporate and mortgage- or asset-backed securities, as well as below investment grade (high yield or "junk") securities. The Fund may also invest extensively in derivatives, such as futures, options and swaps;
other pooled investment vehicles, such as exchange-traded funds ("ETFs"), leveraged ETFs and inverse ETFs; and exchange traded notes ("ETNs"). The Fund may invest up to 33% of its assets in leveraged and inverse ETFs, up to 10% of its assets in options, and up to 5% of its assets in futures. The Fund may also sell securities short against the box and may invest in real estate investment trusts ("REITs"). At times, the Fund's portfolio may be highly non-diversified and focused in relatively few investments or sectors. Pennant may determine to invest up to 50% of the Fund's assets in cash as part of a strategic allocation. The ability to establish a strategic allocation in cash is not intended in any way to limit the Fund's ability to take a temporary defensive position in excess of 50% cash; rather, it is included to allow the Fund investment flexibility.

The Adviser uses a combination of techniques and strategies to achieve the
Fund's investment objective, including "bottom up" and "top down" investment strategies.

Pennant's "bottom up" investment strategy generally involves evaluation of possible investments using both fundamental analysis as well as technical analysis. Pennant may examine a company's earnings, cash-flows, competitive position, management's abilities, and financial ratios, such as price-to-sales, price-to-cash flow and/or price-to-earnings relative to perceived expectations in an effort to identify securities that are undervalued relative to their perceived long-term potential. Technical analysis tools that may be implemented include analyzing a security's relative strength, examining various moving averages, and reviewing historical chart patterns.

Pennant's "top down" investment strategy generally involves fundamental analysis comparisons of the macro economic, financial and political environments in various markets, such as U.S. versus non-U.S. markets, and across various asset classes, such as fixed income versus equity and large-cap versus small-cap. Pennant's top down approach also considers historical relationships between securities types and capitalization categories and seeks to identify anomalies. When anomalies occur, Pennant will attempt to take advantage of these perceived anomalies in order to achieve the Fund's objective. Pennant also utilizes technical analysis at a macro level to evaluate possible investment opportunities. Various momentum and sentiment indicators are reviewed frequently in an attempt to optimize the timing of a purchase or sale for the Fund.

Pennant uses additional investment techniques on a more opportunistic basis.
Pennant may look for specific event-based distortions in various markets.
Pennant believes that periodically certain investments' normal trading activity becomes dysfunctional due to a liquidity squeeze on that particular security or its constituent market. Often times, this situation is the direct result of another investor's immediate need to liquidate a position or positions in order to remedy a liquidity situation in which it finds itself, and the Fund may seek to capitalize on this condition by providing liquidity at prices that are substantially below levels that would normally exist if there were no liquidity constraints.

Pennant may seek to protect a position or positions within the Fund's portfolio through hedging techniques, such as writing covered calls, purchasing covered puts, or selling a security short, against an existing long position. Pennant generally uses these techniques in circumstances when it believes that a drop in the price of a position or positions could be capitalized more profitably by these techniques versus simply selling the position that has been hedged.

The Adviser applies both technical and fundamental analysis when making sale decisions. This analysis is applied when making sale decisions that relate to individual holdings. Additionally, both methods of analysis are utilized in an attempt to determine the overall attractiveness of the market in general.

Some of the technical tools utilized to that end are various overbought and oversold oscillators, relative strength measures, stochastics, moving averages, and standard deviation price bands. Generally speaking, when these indicators reach "oversold or overbought" levels, the Fund managers will look to add or reduce their overall market exposure accordingly.

Some of the fundamental tools that are used when making sale decisions include price to earnings ratios, price to sales ratios, return on investment, rate of earnings growth, dividend rates, dividend stability, and various debt ratio measures.  Generally speaking, the Adviser monitors these various fundamental factors to determine when a company may be expensive and experiencing potential erosion in its value. The Fund managers would then look to sell such securities.

The Fund is an actively managed fund that uses technical and fundamental analysis to continually adjust its investment exposure. While most of the core positions are held for several months at a time, the investment exposure, i.e.
whether the Fund is 80% invested or 120% invested changes regularly.  As a consequence, the anticipated turnover rate for the Fund is 1000%.  Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains)
realized by the Fund. Shareholders may pay tax on such capital gains.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception may cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives.
Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Due to their volatility, the Fund may lose more in a derivative investment than the amount originally invested.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. Additionally, pooled investment vehicles, no matter how well run, always suffer from some amount of "tracking error." Tracking error is the difference between the performance of a fund and the performance of its underlying index.
ETFs typically incur fees that are separate from those of the Fund.
Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

LEVERAGED ETF RISK -- Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in
ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk.  The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an ETF's shares to be more volatile than if the ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF's portfolio securities or other investments. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others,the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction.
In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF's investment income, resulting in greater losses. The value of a leveraged ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the ETF's investment strategies involve consistently applied leverage. Such ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect may be enhanced during the periods of increased market volatility. Consequently, leveraged ETFs may not be suitable as long-term investments.

INVERSE ETF RISK -- Inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises -- a result that is the opposite from traditional mutual funds.

LEVERAGED INVERSE ETF RISK -- Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, these unique ETFs also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles are extremely volatile and can expose an investor to theoretically unlimited losses.

ETN RISK -- The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity.  There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in
ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN SECURITIES RISK -- Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United
States.  In addition, investments in foreign companies are generally denominated in a foreign currency. As a  result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from,and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS RISK - Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.  In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

U.S. GOVERNMENT AGENCY SECURITIES RISK -- Although the Fund's U.S. Government
securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency,while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK -- A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid.
While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-
backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.  The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called 'sub-prime' mortgages.

NON-DIVERSIFICATION RISK -- The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Fund be diversified for purposes of the Code (e.g., that with respect to 50% of its assets, it will not invest more than 5% of its assets in the securities of any one issuer.)

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell investments frequently.
Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following:
declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying
Fund expenses.

SECTOR RISK -- To the extent the Fund invests in a particular sector, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of sectors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

SHORT SALES RISK -- Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-877-299-USFS (8737).

During the periods shown in the chart, the Fund's highest return for a quarter was 11.95% (quarter ended 09/30/2010) and the lowest return for a quarter was
(10.85%) (quarter ended 06/30/2010).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns USFS Funds Tactical Asset Allocation Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class Shares	Return Before Taxes	14.07%	15.16%	Nov 30, 2009
Institutional Class Shares After Taxes on Distributions	Return After Taxes on Distributions	13.22%	14.27%	Nov 30, 2009
Institutional Class Shares After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	9.55%	12.54%	Nov 30, 2009
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	15.83%	Nov 30, 2009

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
USFS Funds Tactical Asset Allocation Fund (Prospectus Summary) | USFS Funds Tactical Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	USFS FUNDS TACTICAL ASSET ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the USFS Funds Tactical Asset Allocation Fund (the
"Fund" or the "Tactical Asset Allocation Fund") is to seek to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Institutional Shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 175% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	175.00%
Expenses, Not Correlated to Ratio Due to Acquired Fund Fees	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly as a result of investment in other investment companies (each,an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.The
Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests in a combination of equity securities and fixed income securities that the Fund's investment adviser,
Pennant Management, Inc. ("Pennant" or the "Adviser"), believes will help the
Fund to achieve its investment objective.  The Fund's equity investments, which normally comprise the majority of the Fund's assets, are primarily domestic securities of all capitalization ranges, although the Fund may invest in
non-U.S. equity securities, including emerging market securities. The Fund may invest up to 50% of its assets in non-US. securities, all of which may be investments in emerging markets securities.

The Fund may invest in fixed income securities of any maturity and of any type, including government, corporate and mortgage- or asset-backed securities, as well as below investment grade (high yield or "junk") securities. The Fund may also invest extensively in derivatives, such as futures, options and swaps;
other pooled investment vehicles, such as exchange-traded funds ("ETFs"), leveraged ETFs and inverse ETFs; and exchange traded notes ("ETNs"). The Fund may invest up to 33% of its assets in leveraged and inverse ETFs, up to 10% of its assets in options, and up to 5% of its assets in futures. The Fund may also sell securities short against the box and may invest in real estate investment trusts ("REITs"). At times, the Fund's portfolio may be highly non-diversified and focused in relatively few investments or sectors. Pennant may determine to invest up to 50% of the Fund's assets in cash as part of a strategic allocation. The ability to establish a strategic allocation in cash is not intended in any way to limit the Fund's ability to take a temporary defensive position in excess of 50% cash; rather, it is included to allow the Fund investment flexibility.

The Adviser uses a combination of techniques and strategies to achieve the
Fund's investment objective, including "bottom up" and "top down" investment strategies.

Pennant's "bottom up" investment strategy generally involves evaluation of possible investments using both fundamental analysis as well as technical analysis. Pennant may examine a company's earnings, cash-flows, competitive position, management's abilities, and financial ratios, such as price-to-sales, price-to-cash flow and/or price-to-earnings relative to perceived expectations in an effort to identify securities that are undervalued relative to their perceived long-term potential. Technical analysis tools that may be implemented include analyzing a security's relative strength, examining various moving averages, and reviewing historical chart patterns.

Pennant's "top down" investment strategy generally involves fundamental analysis comparisons of the macro economic, financial and political environments in various markets, such as U.S. versus non-U.S. markets, and across various asset classes, such as fixed income versus equity and large-cap versus small-cap. Pennant's top down approach also considers historical relationships between securities types and capitalization categories and seeks to identify anomalies. When anomalies occur, Pennant will attempt to take advantage of these perceived anomalies in order to achieve the Fund's objective. Pennant also utilizes technical analysis at a macro level to evaluate possible investment opportunities. Various momentum and sentiment indicators are reviewed frequently in an attempt to optimize the timing of a purchase or sale for the Fund.

Pennant uses additional investment techniques on a more opportunistic basis.
Pennant may look for specific event-based distortions in various markets.
Pennant believes that periodically certain investments' normal trading activity becomes dysfunctional due to a liquidity squeeze on that particular security or its constituent market. Often times, this situation is the direct result of another investor's immediate need to liquidate a position or positions in order to remedy a liquidity situation in which it finds itself, and the Fund may seek to capitalize on this condition by providing liquidity at prices that are substantially below levels that would normally exist if there were no liquidity constraints.

Pennant may seek to protect a position or positions within the Fund's portfolio through hedging techniques, such as writing covered calls, purchasing covered puts, or selling a security short, against an existing long position. Pennant generally uses these techniques in circumstances when it believes that a drop in the price of a position or positions could be capitalized more profitably by these techniques versus simply selling the position that has been hedged.

The Adviser applies both technical and fundamental analysis when making sale decisions. This analysis is applied when making sale decisions that relate to individual holdings. Additionally, both methods of analysis are utilized in an attempt to determine the overall attractiveness of the market in general.

Some of the technical tools utilized to that end are various overbought and oversold oscillators, relative strength measures, stochastics, moving averages, and standard deviation price bands. Generally speaking, when these indicators reach "oversold or overbought" levels, the Fund managers will look to add or reduce their overall market exposure accordingly.

Some of the fundamental tools that are used when making sale decisions include price to earnings ratios, price to sales ratios, return on investment, rate of earnings growth, dividend rates, dividend stability, and various debt ratio measures.  Generally speaking, the Adviser monitors these various fundamental factors to determine when a company may be expensive and experiencing potential erosion in its value. The Fund managers would then look to sell such securities.

The Fund is an actively managed fund that uses technical and fundamental analysis to continually adjust its investment exposure. While most of the core positions are held for several months at a time, the investment exposure, i.e.
whether the Fund is 80% invested or 120% invested changes regularly.  As a consequence, the anticipated turnover rate for the Fund is 1000%.  Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short-term gains)
realized by the Fund. Shareholders may pay tax on such capital gains.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.
Historically, the equity markets have moved in cycles, and the value of the
Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments.  The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

FIXED INCOME RISK -- The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk. Credit risk is the possibility that an issuer will fail to make timely payments of interest or principal or go bankrupt. The lower the ratings of such debt securities, the greater their risks. In addition, these risks are often magnified for securities rated below investment grade, often referred to as "junk bonds," and adverse changes in economic conditions or market perception may cause issuers of these securities to be unable to meet their obligations to repay principal and interest to investors.

DERIVATIVES RISK -- Derivatives are often more volatile than other investments and may magnify the Fund's gains or losses. There are various factors that affect the Fund's ability to achieve its investment objective with derivatives.
Successful use of a derivative depends upon the degree to which prices of the underlying assets correlate with price movements in the derivatives the Fund buys or sells. The Fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold.

The lack of a liquid secondary market for a derivative may prevent the Fund from closing its derivative positions and could adversely impact its ability to achieve its investment objective or to realize profits or limit losses.

Because derivative instruments may be purchased by the Fund for a fraction of the market value of the investments underlying such instruments, a relatively small price movement in the underlying investment may result in an immediate and substantial gain or loss to the Fund. Due to their volatility, the Fund may lose more in a derivative investment than the amount originally invested.

ETF RISK -- ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund's investment will fluctuate in response to the performance of the underlying index. Additionally, pooled investment vehicles, no matter how well run, always suffer from some amount of "tracking error." Tracking error is the difference between the performance of a fund and the performance of its underlying index.
ETFs typically incur fees that are separate from those of the Fund.
Accordingly, the Fund's investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs' operating expenses, in addition to paying Fund expenses. Because the value of ETF shares depends on the demand in the market, shares may trade at a discount or premium and the Adviser may not be able to liquidate the Fund's holdings at the most optimal time, which could adversely affect the Fund's performance.

LEVERAGED ETF RISK -- Leveraged ETFs contain all of the risks that non-leveraged ETFs present. Additionally, to the extent the Fund invests in
ETFs that achieve leveraged exposure to their underlying indexes through the use of derivative instruments, the Fund will indirectly be subject to leveraging risk.  The more these ETFs invest in derivative instruments that give rise to leverage, the more this leverage will magnify any losses on those investments. Leverage will cause the value of an ETF's shares to be more volatile than if the ETF did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of an ETF's portfolio securities or other investments. A leveraged ETF will engage in transactions and purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others,the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, the use of when issued, delayed-delivery or forward commitment transactions or short sales. The use of leverage may also cause a leveraged ETF to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements. Certain types of leveraging transactions, such as short sales that are not "against the box," could theoretically be subject to unlimited losses in cases where a leveraged ETF, for any reason, is unable to close out the transaction.
In addition, to the extent a leveraged ETF borrows money, interest costs on such borrowed money may not be recovered by any appreciation of the securities purchased with the borrowed funds and could exceed the ETF's investment income, resulting in greater losses. The value of a leveraged ETF's shares will tend to increase or decrease more than the value of any increase or decrease in its underlying index due to the fact that the ETF's investment strategies involve consistently applied leverage. Such ETFs often "reset" daily, meaning that they are designed to achieve their stated objectives on a daily basis. Due to the effect of compounding, their performance over longer periods of time can differ significantly from the performance (or inverse of the performance) of their underlying index or benchmark during the same period of time. This effect may be enhanced during the periods of increased market volatility. Consequently, leveraged ETFs may not be suitable as long-term investments.

INVERSE ETF RISK -- Inverse ETFs contain all of the risks that regular ETFs present. Additionally, to the extent the Fund invests in ETFs that seek to provide investment results that match a negative multiple of the performance of an underlying index, the Fund will indirectly be subject to the risk that the performance of such ETF will fall as the performance of that ETF's benchmark rises -- a result that is the opposite from traditional mutual funds.

LEVERAGED INVERSE ETF RISK -- Leveraged inverse ETFs contain all of the risks that regular ETFs present. Additionally, these unique ETFs also pose all of the risks associated with other leveraged ETFs as well as other inverse ETFs. These investment vehicles are extremely volatile and can expose an investor to theoretically unlimited losses.

ETN RISK -- The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced market. When the Fund invests in ETNs, it will bear its proportionate share of any fees and expenses associated with investment in such securities. Such fees reduce the amount of return on investment at maturity or upon redemption. There may be restrictions on the Fund's right to redeem its investment in an ETN, which are meant to be held until maturity.  There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in
ETNs. The Fund's decision to sell its ETN holdings may be limited by the availability of a secondary market.

FOREIGN SECURITIES RISK -- Investing in foreign companies, including direct investments and through American Depositary Receipts ("ADRs"), which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United
States.  In addition, investments in foreign companies are generally denominated in a foreign currency. As a  result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from,and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS RISK - Investments in emerging market securities are considered speculative and are subject to heightened risks in addition to the general risks of investing in non-U.S. securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed.  In addition, emerging market securities may be issued by companies with smaller market capitalization and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

U.S. GOVERNMENT AGENCY SECURITIES RISK -- Although the Fund's U.S. Government
securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.  Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency,while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES RISK -- A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid.
While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-
backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.  The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called 'sub-prime' mortgages.

NON-DIVERSIFICATION RISK -- The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities. The Fund intends to satisfy the diversification requirements necessary to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), which requires that the Fund be diversified for purposes of the Code (e.g., that with respect to 50% of its assets, it will not invest more than 5% of its assets in the securities of any one issuer.)

PORTFOLIO TURNOVER RISK -- The Fund may buy and sell investments frequently.
Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

REITS RISK -- REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following:
declines in property values; increases in property taxes, operating expenses, rising interest rates or competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund's investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs' operating expenses, in addition to paying
Fund expenses.

SECTOR RISK -- To the extent the Fund invests in a particular sector, the Fund will be indirectly subject to the risk that economic, political or other conditions that have a negative effect on that sector will negatively impact the Fund to a greater extent than if the Fund's assets were invested in a wider variety of sectors.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies.  In particular, these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

SHORT SALES RISK -- Short sales are transactions in which the Fund sells a security it does not own. The Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. The risk of such price increases is the principal risk of engaging in short sales.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund at 1-877-299-USFS (8737).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year and since inception compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-877-299-USFS (8737)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Of course, the Fund's performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the periods shown in the chart, the Fund's highest return for a quarter was 11.95% (quarter ended 09/30/2010) and the lowest return for a quarter was
(10.85%) (quarter ended 06/30/2010).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses, or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
USFS Funds Tactical Asset Allocation Fund (Prospectus Summary) | USFS Funds Tactical Asset Allocation Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.95%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.85%)
USFS Funds Tactical Asset Allocation Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009
USFS Funds Tactical Asset Allocation Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.75%
Other Expenses	rr_OtherExpensesOverAssets	0.64%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	161
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	499
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	860
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,878
Annual Return 2010	rr_AnnualReturn2010	14.07%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	15.16%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009
USFS Funds Tactical Asset Allocation Fund | Institutional Class Shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.27%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009
USFS Funds Tactical Asset Allocation Fund | Institutional Class Shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.54%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2009

[1]	Total Annual Fund Operating Expenses include fees and expenses incurred indirectly as a result of investment in other investment companies (each, an "acquired fund") and do not correlate to the expense ratio in the Fund's Financial Highlights, which reflects only the direct operating expenses incurred by the Fund.